INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure
Net operating loss carryforwards	$ 137,570,765	$ 118,085,461
Deferred tax assets valuation allowance	18,262,801	11,307,489	$ 5,224,095	$ 4,000,159
Deferred tax assets without valuation allowance	1,510,584
Deferred tax assets valuation allowance, increase amount	3,574,020
Utilization of deferred tax assets	187,483
Tax benefit	$ 12,986,310	4,288,665	4,363,771
Income tax benefit related to expense allowed deducted on tax filing		$ 2,177,436	$ 2,200,000
USA
Income Tax Disclosure
Term of operating loss carryforward (in years)	5 years
PRC
Income Tax Disclosure
Term of operating loss carryforward (in years)	10 years